Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Fees	Comm. Social Resp.	Total Payments
Naoero | Republic of Naoero, Naoero Seabed Minerals Authority
Total	$ 34,360,000	$ 214,000	$ 34,574,000
Tonga | Kingdom of Tonga, Ministry of Lands and Natural Resources
Total	90,000		90,000
Tonga | Kingdom of Tonga, Tonga Seabed Minerals Authority
Total	5,000,000	$ 218,000	5,228,000
United States | National Oceanic and Atmospheric Administration ("NOAA")
Total	$ 300,000		$ 300,000